I Class | T. Rowe Price New Asia Fund
T. Rowe Price New Asia Fund—I Class SUMMARY
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Shareholder fees (fees paid directly from your investment)
Shareholder Fees	I Class T. Rowe Price New Asia Fund T. Rowe Price New Asia Fund-I Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	I Class T. Rowe Price New Asia Fund T. Rowe Price New Asia Fund-I Class
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	0.03%
Total annual fund operating expenses	0.82%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
I Class | T. Rowe Price New Asia Fund | T. Rowe Price New Asia Fund-I Class | USD ($)	84	262	455	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 53.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in Asian companies (excluding Japanese companies). For purposes of determining whether the fund invests at least 80% in Asian companies, the fund relies on the country assigned to a security by MSCI, Inc. or another unaffiliated data provider. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop::
  Primary Emphasis: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand.
  Others: Pakistan, Sri Lanka, and Vietnam.
The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund. The fund may purchase the stocks of companies of any size.

While the adviser invests with an awareness of the outlook for certain industry sectors and individual countries within the region, the adviser’s decision-making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though the adviser may limit investments in markets or industries that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. The adviser seeks to purchase stocks of companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:
  leading or improving market position;
  attractive business niche;
  attractive or improving franchise or industry position;
  seasoned management;
  stable or improving earnings and/or cash flow; and
  sound or improving balance sheet.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, or because of factors that affect a particular company or industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and less efficient trading markets.

Frontier markets, considered by the fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Geographic concentration risk Because the fund concentrates its investments in a particular geographic region, the fund’s performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

Many Asian economies have at various times been negatively affected by inflation, an over-reliance on international trade, political and social instability, and less developed financial systems and securities trading markets. Trade restrictions, unexpected decreases in exports, changes in government policies, or natural disasters could have a significant impact on companies doing business in Asia.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform when compared to other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risk Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.
Performance
The New Asia Fund—I Class incepted on December 17, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the New Asia Fund (“Investor Class”). Because the New Asia Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the New Asia Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
New Asia Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	55.24%
Worst Quarter	3/31/08	-22.80%

In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2015
Average Annual Total Returns - I Class - T. Rowe Price New Asia Fund	1 Year	5 Years	10 Years
T. Rowe Price New Asia Fund	(5.09%)	1.87%	8.99%
T. Rowe Price New Asia Fund | Returns after taxes on distributions	(5.34%)	0.87%	7.96%
T. Rowe Price New Asia Fund | Returns after taxes on distributions and sale of fund shares	(2.60%)	1.75%	7.57%
MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses, or taxes)	(8.90%)	0.14%	6.46%
Lipper Pacific Ex Japan Funds Average	(6.61%)	0.80%	6.06%

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.